Financial instruments and risk management Financial instruments and risk management - Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets, Footnotes (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Cash collateral held	£ 1,091	£ 638	£ 492